Derivative Warrant Liabilities	6 Months Ended
Sep. 30, 2025
Derivative Warrant Liabilities Abstract
Derivative warrant liabilities

9. Derivative warrant liabilities

The Company has two classes of warrant liabilities outstanding: Public Warrants and Private Warrants. As of September 30, 2025 and March 31, 2025, there were 20,762 warrants issued and outstanding, consisting of 19,808 Public Warrants and 954 Private Warrants. Each warrant is exercisable to purchase one common share at a price of $6,874.13 per share.

During the period ended September 30, 2024, the Company entered into the Warrant Exchange Agreement. Pursuant to the Warrant Exchange Agreement, the Company issued to the Holder 1,104 Common Shares in exchange for the surrender and cancellation of 1,104 Public Warrants held by the Holder. The warrants exchange resulted in a loss of $185,064 which was recorded in the condensed consolidated interim statements of income/(loss) and comprehensive income/(loss).

Public Warrants: The fair value of the Public Warrants is determined based on the observable market price, as they continue to be traded on the Nasdaq under the symbol “PBMWW.” Changes in fair value during the periods ended September 30, 2025 and September 30, 2024, have been recognized in the condensed consolidated interim statements of income/(loss) and comprehensive income/(loss).

Private Warrants: The Company utilizes a Black-Scholes options valuation model to value the private warrants at each reporting period, using the following main assumptions:

	Warrant Inputs at September 30, 2025	Warrant Inputs at March 30, 2025
Share price	$3.20	$4.78
Expected dividend yield	Nil	Nil
Exercise price	$6,874.13	$6,874.13
Risk-free interest rate	4.21%	4.21%
Expected life	4.00	4.00
Expected volatility	59.98%	59.98%
Expiry date	January 25, 2029	January 25, 2029

At September 30, 2025 the fair value of the Public and Private Warrants was $298,368 (September 30, 2024 - $149,184) and $nil (September 30, 2024 - $nil), respectively. A fair value loss of $98,272 (September 30, 2024 – $745,428 gain) was recognized on the condensed consolidated interim statements of income/(loss) and comprehensive income/(loss).

The expected volatility was based on implied volatility of the Public Warrants.

As at September 30, 2025, the derivative warrant liability was reconciled as follows:

Derivative warrant liability – Public and Private Warrants
	Number	Amount ($)
Opening balance April 1, 2024	21,866	901,608
Warrant exchange	(1,104)	(6,996)
Fair value gain	-	(745,428)
Balance as at September 30, 2024	20,762	149,184
Opening balance April 1, 2025	20,762	200,096
Fair value loss	-	98,272
Balance as at September 30, 2025	20,762	298,368

Warrant transactions and the number of warrants outstanding are summarized as follows:

	Public Warrants		Private Warrants
	Number of Warrants	Weighted Average Exercise Price	Number of Warrants	Weighted Average Exercise Price
Balance, April 1, 2024	20,912	$6,874.13	954	$6,874.13
Warrant exchange	(1,104)	$6,874.13	-	$6,874.13
Balance, September 30, 2024 and March 31, 2025	19,808	$6,874.13	954	$6,874.13
Balance, September 30, 2025	19,808	$6,874.13	954	$6,874.13

The following warrants were outstanding and exercisable at September 30, 2025:

Issue Date	Expiry Date	Exercise Price	Number of Warrants Outstanding	Number of Warrants Exercisable
January 25, 2024	January 25, 2029	$6,874.13	20,762	20,762